Annual Fund Operating Expenses - Oakmark Bond Fund	Nov. 13, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 27, 2028
ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Shareholder Service Plan fees	0.00%
Other expenses	0.09%	[1]
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.37%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	0.31%

[1]	The ETF Class shares of the Fund are new, so the “Other Expenses” shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]	Harris Associates L.P. (the “Adviser”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the ETF Class so that the total annual operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including fees paid to the Adviser) (“annual operating expenses”) of the ETF Class are limited to 0.31% of average net assets. This undertaking lasts until January 27, 2028 and may only be modified by mutual agreement of the parties that, with respect to the Trust, includes a majority vote of the “non-interested” Trustees of the Trust. The Fund has agreed that the ETF Class will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.31% of the class’s average net assets, or to exceed any lower limit in effect at the time of recoupment (the “Repayment Provision”). Any such repayment must be made within three fiscal years after the year in which the Adviser incurred the expense.